November 12, 2019

TOUCHSTONE INSTITUTIONAL FUNDS TRUST

TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND

Supplement to the Statement of Additional Information dated April 30, 2019

In the section “Disclosure of Portfolio Holdings,” under the heading “Other portfolio holdings disclosure policies of the Fund include:,” the third bullet is deleted in its entirety.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

TSF-1105-TIFT-SAI-S1-1911